Label	Element	Value
Brookfield Global Listed Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001520738_SupplementTextBlock

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”)

Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”)

Brookfield Global High Yield Fund (the “Global High Yield Fund”)

Supplement dated January 22, 2014, to the Trust’s Statutory Prospectuses,

dated April 30, 2013, as supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Global Listed Infrastructure Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Brookfield Investment Management Inc. (the “Adviser”), the investment adviser to the Global Real Estate Fund, Infrastructure Fund and Global High Yield Fund, has contractually agreed to waive a portion or all of its fees payable to it by each Fund and/or to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limit set forth in the Annual Fund Operating Expenses table of the Prospectuses.

Effective immediately, the Adviser has extended the fee waiver and expense reimbursement arrangement for the Global Real Estate Fund, the Infrastructure Fund and the Global High Yield Fund until at least May 1, 2015.

Previously, the fee waiver and expense reimbursement arrangement continued until at least May 1, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-05-01